Demerger of the Ice Cream Business	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Demerger of the Ice Cream Business

6.Demerger of the Ice Cream Business
On 6 December 2025, Unilever completed the separation of its Ice Cream business, now known as The Magnum Ice Cream
Company N.V. (‘TMICC’) an independent listed company incorporated and headquartered in the Netherlands. The separation was effected through a demerger of 80.15% of Unilever’s holding in TMICC to Unilever shareholders. Unilever retained a 19.85% stake in TMICC, which has been recognised as an equity investment.
In the financial statements for the year ended 31 December 2025, the business was classified as a discontinued operation, and the Group's financial information re-presented on a continuing operations basis.
The financial information below sets out the results of the discontinued operations for the first half 2026 and the comparative period. 2026 includes the financial performance of the delayed markets which was a net loss of €11 million.
The delayed markets (India and the Portugal joint venture) were sold to TMICC during the period, as was previously disclosed, and the related gain on disposal of €299 million was also recognised within discontinued operations.
The total results from discontinued operations are as follows:

€ million	First Half
Total results from discontinued operations (Ice Cream)	2026	2025
Turnover	44	4,621
Operating (loss)/profit	(14)	553
(Loss)/Profit before tax from discontinued operations	(15)	518
Taxation	4	(118)
(Loss)/Profit after taxation from discontinued operations	(11)	400
Gain on disposal of discontinued operations	299	—
Profit after taxation from discontinued operations	288	400
Attributable to:
Non-controlling interests	(4)	13
Shareholders’ equity	292	387
Earnings per share from discontinued operations (€)	0.13	0.18
Diluted earnings per share from discontinued operations (€)	0.13	0.18